Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2014
Accounting Policies [Abstract]
Schedule of Useful Lives within Property Classification	The useful lives used for the items within each property classification are as follows:

Classification	Years
Buildings	15 - 35
Machinery and equipment	3 - 10

Schedule of Supplemental Cash Flow Information

Supplemental Cash Flow Information –The amounts paid for income taxes, interest and non-cash investing and financing activities were as follows:

	Years Ended January 31,
(in thousands)	2014	2013	2012
Income taxes	$8,546	$20,234	$18,616
Interest	3,591	3,972	1,795
Noncash investing and financing activities:
Preferred units received in SolmeteX, LLC	466	—	—
Accrued capital additions	1,096	1,896	3,537
Deferred debt issuance costs	—	—	1,716
Capital lease obligations	1,440	—	300